TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2020
TAXES PAYABLE
Schedule of taxes payable

	As of December 31,
	2020	2019
	RMB’000	RMB’000
VAT	1,188	92
Income tax	18	29
Property tax	718	719
Other	10	2

	1,934	842